Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Unrecognized tax benefits that would impact effective tax rate	$ 90
Unrecognized tax benefits, income tax penalties and interest expense	(6)	(1)	(3)
Unrecognized tax benefits, income tax penalties and interest accrued	27	35
Net current deferred tax assets	354	377
Net noncurrent deferred tax liabilities	741	487
Income taxes paid	1,270	1,300	1,030
Net operating losses and tax credits	$ 231	$ 237